Investment Objectives and Goals - iShares Flexible Equity Active ETF	May 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES FLEXIBLE EQUITY ACTIVE ETF Ticker: BFLX Stock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Flexible Equity Active ETF (the “Fund”) seeks to provide total return.